Investment Strategy	Feb. 26, 2026
Miller Convertible Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Wellesley Asset Management, Inc. (“Wellesley” or the “Advisor”), the Fund’s advisor, seeks to maximize the Fund’s total return comprising current income and capital appreciation and preserve principal by investing in convertible bonds. Convertible bonds often provide interest income, as well as capital appreciation if the value of converting to the underlying equity increases over time. Wellesley also seeks to minimize volatility and preserve capital using various strategies, such as investing in convertible bonds that have “put” provisions, relatively short maturities, and/or a guarantee of principal by the issuer. Generally, the convertible bonds in the portfolio will have remaining maturities or put provisions of less than seven years.

Under normal conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in convertible bonds (the “80% Policy”). The Fund’s 80% Policy is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders. The Fund defines convertible bonds as including synthetic convertible bonds and other securities that Wellesley identifies as having characteristics similar to convertible bonds, including any combination of bonds, options, index-linked securities, debt and equity instruments that Wellesley believes have convertible bond-like characteristics.

The Fund primarily invests in convertible bonds of companies that are domiciled in, or have their principal place of business or principal securities trading market in, or that derive at least 50% of their revenue or profits from goods produced, sales made or services performed in, the United States (“U.S. companies”). The Fund invests in convertible bonds issued by companies in a variety of sectors.

Convertible bonds are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security. Convertible bonds generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises). The Fund is not restricted with respect to the credit quality of its holdings and invests in some convertible bonds that are rated less than investment grade or determined to be of comparable credit quality by Wellesley. Synthetic convertible bonds are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond. Synthetic convertible bonds are created by third parties, which typically are investment banks and brokerage firms. They may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes. There is no limit on the portion of the Fund’s portfolio that will be allocated among convertible bonds and synthetic convertibles. The Fund from time to time invests in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”).

Wellesley will purchase a convertible bond when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible bonds that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each issuer to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer’s credit quality deteriorates, the conversion feature of a security is no longer a likely source of capital appreciation, to increase diversification, or when Wellesley believes more attractive investments are available.

In addition to convertible bonds, the Fund may invest in other types of securities and instruments including equity and other exchange-traded securities, bonds, short-term debt securities, and money market instruments. Some debt bonds, such as zero-coupon bonds, do not pay current interest but are sold at a discount from their face values.

Miller Intermediate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Wellesley the Fund’s advisor, seeks to maximize total return comprising current income and capital appreciation and preserve principal by investing in a portfolio consisting primarily of intermediate bonds. The Fund defines bonds as including corporate bonds, notes and debentures, convertible and synthetic convertible bonds, government securities, mortgage and other asset-backed securities, and other securities that Wellesley believes have bond-like characteristics, including hybrids and synthetic securities.

Under normal conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in a portfolio of bonds with a dollar-weighted average maturity of between three and ten years (the “80% Policy”). The Fund’s 80% investment policy is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders. The convertible bonds purchased by the Fund may contain put options that entitle the holder to sell the security back to the issuer at a stated price on one or more future dates.

The Fund primarily invests in bonds of companies that are domiciled in, or have their principal place of business or principal securities trading market in, or that derive at least 50% of their revenue or profits from goods produced, sales made or services performed in, the United States (“U.S. companies”). The Fund invests in intermediate bonds issued by companies in a variety of sectors including the financial services sector.

The Fund expects that, at the time of purchase, most securities will have remaining maturities or put provisions of three to ten years, but there are no restrictions on the maximum or minimum maturity of any individual security that the Fund may purchase. The Fund is not restricted with respect to the credit quality of its holdings and invests in some bonds that are rated less than investment grade or determined to be of comparable credit quality by Wellesley.

The bonds in which the Fund invests generally provide for repayment of principal in full at maturity of the security and may pay a fixed or variable rate of interest. Some debt securities, such as zero-coupon bonds, do not pay current interest but are sold at a discount from their face values. Most convertible bonds are obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security. Convertible bonds generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises). Synthetic convertible bonds are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond. Synthetic convertible bonds are created by third parties which are typically investment banks and brokerage firms. They may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes. There is no limit on the portion of the Fund’s portfolio that will be allocated among convertible bonds, synthetic convertibles corporate bonds, government securities and other types of bonds. The Fund generally will invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”).

Wellesley will purchase a bond when it believes there is a high probability that the principal amount of the investment will be repaid upon put or maturity and, in the case of a convertible bond, that the conversion component offers potential upside. Wellesley attempts to identify bonds that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each issuer to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer’s credit quality deteriorates, the conversion feature of a convertible security is no longer a likely source of capital appreciation, to increase diversification, or when Wellesley believes more attractive investments are available.

In addition to convertible bonds, the Fund may invest in other types of securities and instruments, short-term debt securities, and money market instruments.

Miller Market Neutral Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Wellesley, the Fund’s advisor, seeks to achieve maximum current income while remaining market neutral by achieving a low correlation to the fluctuations of the U.S. stock market.

The Fund’s primary investment vehicle is convertible bonds. The Fund seeks to hedge market risk in part by investing in convertible arbitrage opportunities by, for example, selling common stocks short against positions in which the Fund has invested in convertible securities. Convertible arbitrage positions may be incorporated into a total return swap with an investment bank counterparty to also hedge market risk. Further hedging of portfolio risks may utilize derivative instruments including but not limited to other types of swaps, options, warrants, future contracts, and exchange traded funds (“ETFs”). The Fund may enter into credit default swaps and interest rate swaps to hedge against fixed income market risk. The Fund may seek to generate income from option premiums by writing (selling) call options.

Secondarily, the fund may invest in, but is not limited to, government bonds such as zero-coupon bonds, corporate bonds, preferred securities, and equities. Some bonds, do not pay current interest but are sold at a discount from their face values.

Convertible bonds are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security. Convertible bonds generally offer both defensive characteristics (i.e., may provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises). The Fund is not restricted with respect to the credit quality of its holdings and invests in some convertible bonds that are rated less than investment grade or determined to be of comparable credit quality by Wellesley. There is no limit on the portion of the Fund’s portfolio that is allocated among convertible bonds. The Fund generally invests in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”).

Wellesley attempts to identify convertible bonds that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each issuer to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer’s credit quality deteriorates, the security or strategy no longer meets our return criteria, to increase diversification, when there is deterioration in the fundamental prospects of the underlying company, or when Wellesley believes more attractive investments are available. Wellesley diversifies the Fund’s portfolio in terms by company, industry, sector and other factors in attempt to lower the risks of the portfolio.

In an effort to enhance income, the Fund may write call and put options. The Fund may write call options on individual equity securities and convertible bonds that are in the Fund’s portfolio. In addition, the Fund may write call options on ETFs and securities indexes.

In an effort to minimize the downside risk of individual equity security and convertible bond holdings or the Fund’s portfolio in its entirety, the Fund may purchase put options on individual securities, ETFs and securities indexes.

The Fund may employ leverage, in the form of borrowing, to increase the potential gain from attractive securities selection. Such borrowing can benefit the Fund if the net rate of return on its investments purchased with the proceeds of the loan exceeds the interest or fees payable thereon.

The Fund may trade all or a significant portion of the securities in its portfolio in connection with its investment strategy.